Accounting Judgments and Estimates - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment		¥ 960,453,000		¥ 1,076,731,000	$ 147,196,000
Impairment loss		54,000,000	$ 8,276,000	0
Right-of-use assets		348,174,000		357,599,000	53,360,000
Right-of-use assets, impairment loss		0	0	0
Intangible assets		17,000,000		17,000,000	2,605,000	$ 2,605,000
Intangible assets, impairment loss		0	0	0
Trade receivables	[1]	395,165,000		369,742,000	60,562,000
Trade receivables, impairment loss		0	0	0
Inventories		90,351,000		129,641,000	$ 13,847,000
Inventories, impairment loss		0	$ 0
Accumulated impairment [member]
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment		¥ 64,259,000		¥ 10,259,000

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on those items by using a provision matrix grouped by ageing.